Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Annual Changes in Proved Reserves of Oil (Detail)	12 Months Ended
	Mar. 31, 2018 MMBoe Bcfe MMBbls Bcf	Mar. 31, 2017 MMBoe Bcfe MMBbls Bcf	Mar. 31, 2016 MMBoe Bcfe MMBbls Bcf
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | MMBoe	58.51	79.02	90.91
Revisions of previous estimates | MMBoe	16.94	8.05	21.44
Extensions and discoveries | MMBoe	0.23
Improved Recovery | MMBoe	2.96
Ending balance | MMBoe		58.51	79.02
Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | MMBbls	57.56	78.10	90.09
Revisions of previous estimates | MMBbls	15.11	7.53	20.62
Extensions and discoveries | MMBbls	0.23
Improved Recovery | MMBbls	2.96
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
Production for the year | MMBbls	(28.50)	(28.07)	(32.61)
Ending balance | MMBbls	47.36	57.56	78.10
Total net proved developed reserves | MMBbls	38.59	57.08	76.54
Total net proved developed reserves | MMBbls	8.77	0.48	1.56
Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | Bcfe	5.71	5.51	4.89
Revisions of previous estimates | Bcfe	10.95	3.16	4.94
Extensions and discoveries | Bcfe	0	0	0
Improved Recovery | Bcfe	0	0	0
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0
Production for the year | Bcfe	(5.50)	(2.96)	(4.32)
Ending balance | Bcfe	11.16	5.71	5.51
Total net proved developed reserves | Bcf	9.87	4.76	4.47
Total net proved developed reserves | Bcf	1.29	0.95	1.04
India [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | MMBbls	57.56	78.10	90.09
Revisions of previous estimates | MMBbls	15.11	7.53	20.62
Extensions and discoveries | MMBbls	0.23
Improved Recovery | MMBbls	2.96
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
Production for the year | MMBbls	(28.50)	(28.07)	(32.61)
Ending balance | MMBbls	47.36	57.56	78.10
Total net proved developed reserves | MMBbls	38.59	57.08	76.54
Total net proved developed reserves | MMBbls	8.77	0.48	1.56
India [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | Bcfe	5.71	5.51	4.89
Revisions of previous estimates | Bcfe	10.95	3.16	4.94
Extensions and discoveries | Bcfe	0	0	0
Improved Recovery | Bcfe	0	0	0
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0
Production for the year | Bcfe	(5.50)	(2.96)	(4.32)
Ending balance | Bcfe	11.16	5.71	5.51
Total net proved developed reserves | Bcf	9.87	4.76	4.47
Total net proved developed reserves | Bcf	1.29	0.95	1.04
Sri Lanka [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
Sri Lanka [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Extensions and discoveries | Bcfe	0	0	0
Improved Recovery | Bcfe	0	0	0
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0
South Africa [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
South Africa [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Extensions and discoveries | Bcfe	0	0	0
Improved Recovery | Bcfe	0	0	0
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0